Lessee Operating Leases - Additional Information (Details) - Office Leases	12 Months Ended
Jun. 30, 2025
Boston, Massachusetts
Lessee Lease Description [Line Items]
Existence of option to extend operating lease	true
Lessee, operating leases optional lease extension period	5 years
Charleston, South Carolina
Lessee Lease Description [Line Items]
Existence of option to extend operating lease	true
Lessee, operating leases optional lease extension period	3 years